Insurance Contracts and Private Pension - Summary of Income Related to Insurance and Private Pension (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	R$ 15,023	R$ 14,804	R$ 19,624
Group Accident Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	883	847	867
Individual Accident Insurance
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	175	187	222
Disability Savings Pension [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	240	258	269
Plan Generator of Benefits [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	2,460	2,235	2,282
Credit Life Insurance
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	1,008	624	946
Random Events [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	192	195	227
Multiple Peril
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	542	370	290
Mortagage Insurance in Market Policies – Credit Life Insurance
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	437	339	324
Traditional
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	128	117	115
VGBL [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	7,054	8,022	12,335
Group Life
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	1,165	955	947
Other lines
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	R$ 739	R$ 655	R$ 800